Contingencies (Details Narrative) (10-K) - USD ($)									3 Months Ended	12 Months Ended
	Feb. 15, 2021	Feb. 11, 2021	Nov. 10, 2020	Apr. 30, 2018	Oct. 10, 2017	Jun. 13, 2017	May 24, 2017	Sep. 07, 2016	Mar. 31, 2021	Dec. 31, 2020	Aug. 25, 2020	Jun. 05, 2020	Dec. 31, 2019	Apr. 09, 2018
Debt principal amount											$ 120,000	$ 150,000
Damages in excess					$ 270,000
Contingencies loss						$ 72,500
Number of common stock shares owed					1,848,130
Contingent liability										$ 115,000
Number of shares issued, shares										8,062,244
Restricted Stock [Member]
Number of shares issued, shares	115,000								115,000
Minimum [Member]
Damages in excess										$ 200,000
Maximum [Member]
Damages in excess										1,000,000
Consulting Agreement [Member]
Litigation settlement					$ 72,000
Debt Settlement Agreement [Member]
Debt principal amount										250,000
Proceeds from convertible debt		$ 250,000								$ 250,000
Number of common shares issued for conversion										200,000
Debt conversion amount										$ 268,000
Outstanding convertible debt and accrued interest										268,000
Cash paid as litigation settlement									$ 250,000
Number of shares issued, shares									200,000
Chetu Inc. [Member]
Litigation settlement								$ 27,335
Litigation settlement interest								$ 4,939
Trade and other payables									$ 47,023	$ 47,023			$ 40,227
Coastal Investment Partners LLC [Member] | Three 8% Convertible Promissory Notes [Member]
Debt principal amount							$ 261,389
Damages in excess							$ 250,000
JSJ Investments Inc [Member]
Cash paid as litigation settlement			$ 100,000
Settlement date			November 10, 2020
JSJ Investments Inc [Member] | 10% Convertible Promissory Notes [Member]
Litigation settlement interest				$ 172,845
Debt principal amount														$ 135,000